Lease	12 Months Ended
Dec. 31, 2019
Lease
Lease

12          Lease

(a)	Amounts recognised in the balance sheet:

Right-of-use assets is classified as property, plant and equipment. (Note 11)

	As at	As at
	1 January	31 December
	2019	2019
	RMB	RMB
Lease liabilities
Current	24,329	36,266
Non-current	108,778	165,615
	133,107	201,881

(b)	Amounts recognised in the statement of comprehensive income:

	2017	2018	2019
	RMB	RMB	RMB
Interest expense (included in finance) (Note 8)	—	—	12,767
Expense relating to short-term leases (included in cost of goods sold and administrative expenses)	—	—	8,986

The total cash outflow for leases in 2019 was approximately RMB49,692,000.